Receivable - Bitcoin Consideration (Tables)	12 Months Ended
Oct. 31, 2025
Receivable - Bitcoin Consideration [Abstract]
Schedule of Carrying Amounts Presented in the Company’s Consolidated Balance Sheets	The following table summarizes the carrying amounts presented in the Company’s consolidated balance sheets as of October 31, 2025 and 2024:
	October 31, 2025		October 31, 2024
	Units	Fair value (US$)	Units	Fair value (US$)
Bitcoins to be received	100	10,967,700	-	-
Total	100	10,967,700	-	-